Loan payable to Oyu Tolgoi LLC - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loan Payable To Oyu Tolgoi LLC [Line Items]
Financing Arrangements Related To Licenses Monthly Repayments Of Loans Percentage Of Available Cash Flow From Joint Ventures	90.00%
Interest Expense	$ 0.3	$ 0.3	$ 0.3
Oyu Tolgoi LLC [Member]
Loan Payable To Oyu Tolgoi LLC [Line Items]
Borrowings, interest rate basis	prime rate plus two percent
Borrowings, adjustment to interest rate basis	2.00%